Thrivent Series Fund, Inc.

Supplement to

Prospectus, Thrivent Aggressive Allocation Portfolio Summary Prospectus, Thrivent Balanced

Income Plus Portfolio Summary Prospectus, Thrivent Diversified Income Plus Portfolio Summary

Prospectus, Thrivent Large Cap Stock Portfolio Summary Prospectus, Thrivent Moderate

Allocation Portfolio Summary Prospectus, Thrivent Moderately Aggressive Allocation Portfolio

Summary Prospectus, Thrivent Moderately Conservative Allocation Portfolio Summary

Prospectus, Thrivent Partner All Cap Portfolio Summary Prospectus, and Thrivent Partner

Worldwide Allocation Portfolio Summary Prospectus

each dated April 30, 2018

1.

Effective February 28, 2019, David R. Spangler, CFA will be named as a portfolio manager of Thrivent Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, and Thrivent Moderately Conservative Allocation Portfolio, and David C. Francis, CFA will no longer be a portfolio manager for the Portfolios. Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, Stephen D. Lowe, CFA and David S. Royal will continue to serve as portfolio managers of the Portfolios. The following replaces similar information for Thrivent Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, and Thrivent Moderately Conservative Allocation Portfolio found in the “Summary Section” under the heading “Portfolio Manager(s)” and in the “Management” section under the heading “Portfolio Management”:

Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, Stephen D. Lowe, CFA, David S. Royal and David R. Spangler, CFA are jointly and primarily responsible for the day-to-day management of the Portfolio. Mr. Simenstad has served as portfolio manager of the Portfolio since April 2005. Mr. Bagwell and Mr. Lowe have served as portfolio managers of the Portfolio since April 2016. Mr. Royal has served as portfolio manager of the Portfolio since April 2018. Mr. Spangler has served as portfolio manager of the Portfolio since February 2019. Mr. Simenstad is Chief Investment Strategist and has been with Thrivent Financial since 1999. Mr. Bagwell is Vice President, Chief Equity Strategist and has been with Thrivent Financial in an investment management capacity since 2002. Mr. Lowe is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1997. He has served as a portfolio manager since 2009. Mr. Royal is Chief Investment Officer and has been with Thrivent Financial since 2006. Mr. Spangler is a Senior Portfolio Manager and has been with Thrivent Financial since 2002. He has served in an investment management capacity since 2005.

2.

Effective February 28, 2019, Darren M. Bagwell, CFA and David R. Spangler, CFA will be named as portfolio managers of Thrivent Balanced Income Plus Portfolio, and Gregory R. Anderson, CFA and Matthew D. Finn, CFA will no longer be portfolio managers for the Portfolio. Mark L. Simenstad, CFA, Stephen D. Lowe, CFA and Noah J. Monsen, CFA will continue to serve as portfolio managers of the Portfolio. The following replaces similar information for Thrivent Balanced Income Plus Portfolio found in the “Summary Section” under the heading “Portfolio Manager(s)” and in the “Management” section under the heading “Portfolio Management”:

Stephen D. Lowe, CFA, Mark L. Simenstad, CFA, Noah J. Monsen, CFA, Darren M. Bagwell, CFA and David R. Spangler, CFA are jointly and primarily responsible for the day-to-day management of the Portfolio. Mr. Lowe has served as a portfolio manager of the Portfolio since August 2013. Mr. Simenstad and Mr. Monsen have served as portfolio managers of the Portfolio since April 2015. Mr. Bagwell and Mr. Spangler have served as portfolio managers of the Portfolio since February 2019. Mr. Lowe is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1997. He has served as a portfolio manager since 2009. Mr. Simenstad is Chief Investment Strategist and has been with Thrivent Financial since 1999. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008.

Mr. Bagwell is Vice President, Chief Equity Strategist and has been with Thrivent Financial in an investment management capacity since 2002. Mr. Spangler is a Senior Portfolio Manager and has been with Thrivent Financial since 2002. He has served in an investment management capacity since 2005.

3.

Effective February 28, 2019, Darren M. Bagwell, CFA will be named as a portfolio manager of Thrivent Diversified Income Plus Portfolio, and Matthew D. Finn, CFA will no longer be a portfolio manager for the Portfolio. Mark L. Simenstad, CFA, Stephen D. Lowe, CFA, Noah J. Monsen, CFA, and Gregory R. Anderson, CFA will continue to serve as portfolio managers of the Portfolio. The following replaces similar information for Thrivent Balanced Income Plus Portfolio found in the “Summary Section” under the heading “Portfolio Manager(s)” and in the “Management” section under the heading “Portfolio Management”:

Mark L. Simenstad, CFA, Stephen D. Lowe, CFA, Noah J. Monsen, CFA, Gregory R. Anderson, CFA and Darren M. Bagwell, CFA are jointly and primarily responsible for the day-to-day management of the Portfolio. Mr. Simenstad has served as a portfolio manager of the Portfolio since March 2006. Mr. Lowe and Mr. Monsen have served as portfolio managers of the Portfolio since April 2015. Mr. Anderson has served as portfolios manager of the Portfolio since October 2018. Mr. Bagwell has served as portfolios manager of the Portfolio since February 2019. Mr. Simenstad is Chief Investment Strategist and has been with Thrivent Financial since 1999. Mr. Lowe is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1997. He has served as a portfolio manager since 2009. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Anderson has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000. Mr. Bagwell is Vice President, Chief Equity Strategist and has been with Thrivent Financial in an investment management capacity since 2002.

4.	Effective April 30, 2019, Thrivent Large Cap Stock Portfolio will change its name to Thrivent Global Stock Portfolio.

5.

Effective April 30, 2019, the first paragraph in “Principal Strategies” in the “Summary Section” of the prospectus for Thrivent Large Cap Stock Portfolio is hereby deleted and replaced with the following:

Under normal circumstances, the Portfolio invests at least 80% of net assets in equity securities and invests at least 40% of assets in foreign securities (under normal market conditions). The Adviser focuses mainly on the equity securities of domestic and international companies. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in equity securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

6.

Effective April 30, 2019, the benchmark referenced in the table the “Average Annual Total Returns” tables under “Summary Section—Performance” for Thrivent Large Cap Stock Portfolio will be replaced with the following: MSCI All Country World Index—USD Net Returns.

7.

Effective February 28, 2019, Darren M. Bagwell, CFA and David R. Spangler, CFA will be named as portfolio managers of Thrivent Large Cap Stock Portfolio. Kurt J. Lauber, CFA, Noah J. Monsen, CFA, and Lauri Brunner will continue to serve as portfolio managers of the Portfolio. The following replaces similar information for Thrivent Large Cap Stock Portfolio found in the “Summary Section” under the heading “Portfolio Manager(s)” and in the “Management” section under the heading “Portfolio Management”:

Kurt J. Lauber, CFA, Noah J. Monsen, CFA, Lauri Brunner, Darren M. Bagwell, CFA, and David R. Spangler, CFA are jointly and primarily responsible for the day-to-day management of the Portfolio. Mr. Lauber has served as a portfolio manager of the Portfolio since March 2013. Mr. Monsen has served as a portfolio manager of the Portfolio since February 2018. Ms. Brunner has served as a portfolio manager of the Portfolio since September 2018. Mr. Bagwell and Mr. Spangler have served as portfolio managers of the Portfolio since February 2019. Mr. Lauber has been with Thrivent Financial since 2004 and previously served as an associate portfolio manager. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Ms. Brunner has been with Thrivent Financial since 2007 and currently is a Senior Equity Portfolio Manager. Mr. Bagwell is Vice President, Chief Equity Strategist and has been with Thrivent Financial in an investment management capacity since 2002. Mr. Spangler is a Senior Portfolio Manager and has been with Thrivent Financial since 2002. He has served in an investment management capacity since 2005.

8.

Effective April 30, 2019, Thrivent Partner All Cap Portfolio will change its name to Thrivent All Cap Portfolio. FIAM, LLC (“FIAM”) will no longer serve as a subadviser to the Portfolio, which will be managed by the Adviser. As a result, all references in the prospectus to FIAM will be deleted.

9.

Effective April 30, 2019, Matthew D. Finn, CFA and John T. Groton, Jr., CFA will be named as portfolio managers for the Thrivent Partner All Cap Portfolio. The following replaces similar information for Thrivent Partner All Cap Portfolio found in the “Summary Section” under the heading “Portfolio Manager(s)” and in the “Management” section under the heading “Portfolio Management”:

Matthew D. Finn, CFA and John T. Groton, Jr., CFA are jointly and primarily responsible for the day-to-day management of the Portfolio. Mr. Finn and Mr. Groton have served as portfolio managers of the Portfolio since February 2019. Mr. Finn is Vice President, Head of Equity Funds and has been with Thrivent Financial in an investment management capacity since April 2004. Mr. Groton is the Director of Equity Research and has been with Thrivent Financial in an investment management capacity since July 2007.

10.

Effective April 30, 2019, the “Annual Portfolio Operating Expenses” and “Example” tables under “Summary Section—Fees and Expenses” for Thrivent Partner All Cap Portfolio will be deleted and replaced with the following:

ANNUAL PORTFOLIO OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	0.70%

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Thrivent All Cap Portfolio	$72	$224	$390	$871

11.

Effective April 30, 2019, Thrivent Partner Worldwide Allocation Portfolio will change its name to Thrivent International Allocation Portfolio. Principal Global Investors, LLC (“Principal”) and Aberdeen Asset Managers Limited (“Aberdeen”) will no longer serve as subadvisers to the Portfolio. Goldman Sachs Asset Management, L.P. will continue to subadvise the Portfolio. Thrivent Financial currently manages a portion of the Portfolio and will also manage the portions currently managed by Principal and Aberdeen. As a result, all references to Principal and Aberdeen found in the “Summary Section” under the heading “Portfolio Manager(s)” and in the “Management” section under the heading “Portfolio Management” for Thrivent Partner Worldwide Allocation Portfolio will be deleted.

12.

Effective April 30, 2019, the current strategies described under “Summary Section—Thrivent Partner Worldwide Allocation Portfolio—Principal Strategies” will be deleted in their entirety and replaced with the following:

The Portfolio seeks to achieve its objective by investing primarily in equity securities of issuers throughout the world. The Portfolio seeks to diversify its portfolio broadly among developed and emerging countries and among multiple asset classes. Under normal market conditions, the Portfolio invests at least 40% of its net assets in foreign assets. If market conditions are not deemed favorable by the Portfolio’s investment adviser, the Portfolio could invest a lower percentage, but at least 30% of its net assets in foreign assets. A foreign asset could be an investment in an issuer that is organized under the laws of a foreign jurisdiction; that is traded principally in a foreign country; that derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets in a foreign country; or that otherwise exposes the Portfolio’s portfolio to the economic fortunes and risks of a foreign country.

The Adviser will make asset allocation decisions among the various asset classes and has engaged Goldman Sachs Asset Management, L.P. (“GSAM”) to manage the Portfolio’s international small- and mid- cap equity assets. The Adviser will directly manage the remaining assets in the Portfolio.

The Portfolio will generally make the following allocations among the broad asset classes listed below:

International large-cap growth	0-50%
International large-cap value	0-50%
Emerging markets equity	0-25%
International small- and mid-cap equities	0-30%
U.S. securities	0-10%

The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performances among asset classes. These allocations may change without shareholder approval or advance notice to shareholders to the extent consistent with applicable law.

The Portfolio may also pursue its investment strategy by investing in other mutual funds, including funds managed by the Adviser or an affiliate, and may invest in equity derivatives such as swaps.

In buying and selling securities for the Portfolio, the Adviser uses an active strategy. This strategy consists of a disciplined approach that involves computer-aided, quantitative analysis of fundamental, technical and risk-related factors. The Adviser’s factor model (a method of analyzing and combining multiple data sources) systematically reviews thousands of stocks, using data such as historical earnings growth and expected future growth, valuation, price momentum, and other quantitative factors to forecast return potential. Then, risk characteristics of potential investments and covariation among securities are analyzed along with the return forecasts in determining the Portfolio’s holdings.

GSAM uses a quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Portfolio’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes.

13.

Effective February 28, 2019, Darren M. Bagwell, CFA and David R. Spangler, CFA will be named as portfolio managers of Thrivent Partner Worldwide Allocation Portfolio, and David C. Francis, CFA will no longer be a portfolio manager for the Portfolio. Noah J. Monsen, CFA and Brian W. Bomgren, CQF will continue to serve as portfolio managers of the Portfolio. The following replaces similar information for

Thrivent Partner Worldwide Allocation Portfolio found in the “Summary Section” under the heading “Portfolio Manager(s)” and in the “Management” section under the heading “Portfolio Management”:

The Adviser manages the Portfolio’s international large-cap, emerging markets equity and U.S. securities assets. Noah J. Monsen, CFA, Brian W. Bomgren, CQF, Darren M. Bagwell, CFA, and David R. Spangler, CFA are jointly and primarily responsible for day-to-day management of the Portfolio’s international large-cap value assets and the assets allocated to U.S. securities. Mr. Monsen and Mr. Bomgren have served as portfolio managers of the Portfolio since March 2016. Mr. Bagwell and Mr. Spangler have served as portfolio managers of the Portfolio since February 2019. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Bomgren has been with Thrivent Financial since 2006 and is currently a Senior Equity Portfolio Manager. Mr. Bagwell is Vice President, Chief Equity Strategist and has been with Thrivent Financial in an investment management capacity since 2002. Mr. Spangler is a Senior Portfolio Manager and has been with Thrivent Financial since 2002. He has served in an investment management capacity since 2005.

14.

Effective April 30, 2019, the “Annual Portfolio Operating Expenses” and “Example” tables under “Summary Section—Fees and Expenses” for Thrivent Partner Worldwide Allocation Portfolio will be deleted and replaced with the following:

ANNUAL PORTFOLIO OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.64%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.72%

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Thrivent International Allocation Portfolio	$74	$230	$401	$894

The date of this Supplement is February 7, 2019.

Please include this Supplement with your Prospectus or Summary Prospectus.

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